Contingent Assets and Liabilities, Provisions and Legal Obligations - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [Line Items]
Provisions	R$ 19,819,000,000	R$ 21,454,000,000
Amounts related to banking operation	38,557,000,000
Deductibility of losses in credit operations	47,051,000,000	36,029,000,000	R$ 8,000,000
Receivables balance arising from reimbursements of contingencies	919,000,000	978,000,000
Civil lawsuits [Member]
Disclosure of Provisions [Line Items]
Total estimated risk	4,470,000,000	4,266,000,000
Provisions	0
Labor claims [Member]
Disclosure of Provisions [Line Items]
Total estimated risk	389,000,000	251,000,000
Tax proceedings [member]
Disclosure of Provisions [Line Items]
Non-compensatory amounts	31,330,000,000	R$ 28,959,000,000
INSS [Member]
Disclosure of Provisions [Line Items]
Non-compensatory amounts	6,303,000,000
INSS [Member] | Social Security Contributions [Member]
Disclosure of Provisions [Line Items]
Deposit balance	991,000,000
Non-compensatory amounts	1,769,000,000
PIS and COFINS [Member]
Disclosure of Provisions [Line Items]
Provisions recognized for tax and social securities lawsuits	643,000,000
Deposit balance	618,000,000
Reversal of revenues from depreciation in excess	1,346,000,000
Irpj Csll Pis And Cofins [Member]
Disclosure of Provisions [Line Items]
Funding expenses	4,857,000,000
IRPJ and CSLL [Member]
Disclosure of Provisions [Line Items]
Goodwill - Deduction	3,398,000,000
Deductibility of losses in credit operations	1,188,000,000
Deductibility of losses in credit operations	656,000,000
IRPJ [Member]
Disclosure of Provisions [Line Items]
Goodwill amount guaranteed in purchase agreements	1,642,000,000
ISS [Member]
Disclosure of Provisions [Line Items]
Amounts related to banking operation	R$ 3,991,000,000